Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 09-Jun-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	4
Distribution Date	09-Jun-08
Record Date	06-Jun-08

Dates Covered	From and Including	To and Including
Collections Period	01-May-08	31-May-08
Accrual Period	08-May-08	08-Jun-08
30/360 Days	30
Actual/360 Days	32

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	77,212	$1,421,705,356.89
Collections of Installment Principal		26,303,988.31
Collections Attributable to Full Payoffs		15,397,773.76
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		4,052,625.25

Pool Balance — End of Period(EOP)	75,612	$1,375,950,969.57

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	88.49%

Ending Overcollateralization(O/C) Amount	$60,682,106.64
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	104.614%

Cumulative Net Losses	$3,567,274.91
Net Loss Ratio (3 mos weighted avg.)	0.963%
Cumulative Recovery Ratio	40.713%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	20,772,583.70	1.510%	1,097
61-90 Days Delinquent	3,801,975.57	0.276%	187
91-120 Days Delinquent	769,080.32	0.056%	30
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	4,867,392.74	0.354%	216

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	9,438,448.63
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.52810%

	Current Month	Prior Month
Weighted Average A.P.R.	7.799%	7.807%
Weighted Average Remaining Term (months)	54.43	55.26
Weighted Average Seasoning (months)	13.12	12.25

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$26,303,988.31	Pool Balance	$1,375,950,969.57
Collections Attributable to Full Payoffs	15,397,773.76	Yield Supplement O/C Amount	(37,923,697.39)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,338,027,272.18

Cash Sources		O/C Release (Prospectus pg S31-S32)
Recoveries on Loss Accounts	1,605,501.42
Collections of Interest	9,072,198.75	Total Securities	$1,315,268,862.93

Investment Earnings	35,608.28
Reserve Account	7,537,000.00	Adjusted O/C Amount	$22,758,409.25
Hedge Receipts	36,468.06

Total Sources	$59,988,538.58	Target Overcollateralization Amount	$53,521,090.89

Cash Uses
Servicer Fee	$1,184,754.46	O/C Release Period?	No
Hedge Payments (excl. termination payments)	950.00

A Note Interest	3,944,111.05	O/C Release	$0.00

First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	24,014,674.65
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	22,758,409.25
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$59,988,538.58

Administrative Payment
Total Principal and Interest Sources	$59,988,538.58
Investment Earnings in Trust Account	(35,608.28)
Hedge Receipts	(36,468.06)
Daily Collections Remitted	(52,469,212.36)

Servicer Fee (withheld)	(1,184,754.46)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	$(1,274,504.58)

Cash Reserve in Trust Account	(7,537,000.00)

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000,000.00 @ 3.15195%	204,641,946.83	157,868,862.93	46,773,083.90	133.6373826	573,352.16	1.6381490
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.52375%	310,000,000.00	310,000,000.00	0.00	0.0000000	970,988.89	3.1322222
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 3.72375%	190,000,000.00	190,000,000.00	0.00	0.0000000	628,900.00	3.3100000
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,362,041,946.83	$1,315,268,862.93	$46,773,083.90		$4,492,750.22

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 32